Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Schedule of Compensation Paid to Key Management Personnel	The table below shows, by type, the compensation paid to key management personnel:

(€ million)	2025	2024	2023
Short-term benefits(a)	37	37	36
Post-employment benefits	2	2	2
Share-based payment	24	21	8
Total recognized in profit or loss	63	60	46
(a)Compensation, employer’s social security contributions, directors’ compensation, and any termination benefits (net of reversals of termination benefit obligations).

Summary of Aggregate Amounts Payable to Key Management Personnel	The table below shows the aggregate obligation as of December 31 for each period presented for individuals who hold or have held executive positions within Sanofi during that period.

(€ million)	2025	2024	2023
Aggregate top-up pension obligation in favor of certain corporate officers and of Executive Committee members	10	9	10
Aggregate termination benefits and lump-sum retirement benefits in favor of key management personnel	9	7	6